Fair value measurement (Tables)	12 Months Ended
Dec. 31, 2019
Fair Value Disclosures [Abstract]
Financial Instruments Carried at Fair Value on Recurring Basis
The following tables present the financial instruments carried at fair value at Dec. 31, 2019 and Dec. 31, 2018, by caption on the consolidated balance sheet and by the three-level valuation hierarchy. We have included credit ratings information in certain of the tables because the information indicates the degree of credit risk to which we are exposed, and significant changes in ratings classifications could result in increased risk for us.

Assets measured at fair value on a recurring basis at Dec. 31, 2019					Total carrying value
(dollars in millions)	Level 1	Level 2	Level 3	Netting (a)
Available-for-sale securities:
Agency RMBS	$—	$27,043	$—	$—	$27,043
U.S. Treasury	15,431	—	—	—	15,431
Sovereign debt/sovereign guaranteed	7,784	4,862	—	—	12,646
Agency commercial MBS	—	9,417	—	—	9,417
Foreign covered bonds	—	4,197	—	—	4,197
CLOs	—	4,063	—	—	4,063
Supranational	—	3,709	—	—	3,709
Foreign government agencies	—	2,643	—	—	2,643
Non-agency commercial MBS	—	2,178	—	—	2,178
Other ABS	—	2,143	—	—	2,143
U.S. government agencies	—	1,949	—	—	1,949
Non-agency RMBS (b)	—	1,233	—	—	1,233
State and political subdivisions	—	1,044	—	—	1,044
Corporate bonds	—	853	—	—	853
Other debt securities	—	1	—	—	1
Total available-for-sale securities	23,215	65,335	—	—	88,550
Trading assets:
Debt instruments	1,568	4,243	—	—	5,811
Equity instruments (c)	4,539	—	—	—	4,539
Derivative assets not designated as hedging:
Interest rate	4	3,686	—	(1,792)	1,898
Foreign exchange	—	5,331	—	(4,021)	1,310
Equity and other contracts	—	19	—	(6)	13
Total derivative assets not designated as hedging	4	9,036	—	(5,819)	3,221
Total trading assets	6,111	13,279	—	(5,819)	13,571
Other assets:
Derivative assets designated as hedging:
Foreign exchange	—	21	—	—	21
Total derivative assets designated as hedging	—	21	—	—	21
Other assets (d)	38	179	—	—	217
Assets measured at NAV (d)					181
Subtotal assets of operations at fair value	29,364	78,814	—	(5,819)	102,540
Percentage of assets of operations prior to netting	27%	73%	—%
Assets of consolidated investment management funds	212	33	—	—	245
Total assets	$29,576	$78,847	$—	$(5,819)	$102,785
Percentage of total assets prior to netting	27%	73%	—%

Liabilities measured at fair value on a recurring basis at Dec. 31, 2019					Total carrying value
(dollars in millions)	Level 1	Level 2	Level 3	Netting (a)
Trading liabilities:
Debt instruments	$1,477	$107	$—	$—	$1,584
Equity instruments	73	—	—	—	73
Derivative liabilities not designated as hedging:
Interest rate	6	3,244	—	(1,986)	1,264
Foreign exchange	—	5,340	—	(3,428)	1,912
Equity and other contracts	3	6	—	(1)	8
Total derivative liabilities not designated as hedging	9	8,590	—	(5,415)	3,184
Total trading liabilities	1,559	8,697	—	(5,415)	4,841
Long-term debt (c)	—	387	—	—	387
Other liabilities – derivative liabilities designated as hedging:
Interest rate	—	350	—	—	350
Foreign exchange	—	257	—	—	257
Total other liabilities – derivative liabilities designated as hedging	—	607	—	—	607
Subtotal liabilities of operations at fair value	1,559	9,691	—	(5,415)	5,835
Percentage of liabilities of operations prior to netting	14%	86%	—%
Liabilities of consolidated investment management funds	1	—	—	—	1
Total liabilities	$1,560	$9,691	$—	$(5,415)	$5,836
Percentage of total liabilities prior to netting	14%	86%	—%

(a)
ASC 815, Derivatives and Hedging, permits the netting of derivative receivables and derivative payables under legally enforceable master netting agreements and permits the netting of cash collateral. Netting is applicable to derivatives not designated as hedging instruments included in trading assets or trading liabilities and derivatives designated as hedging instruments included in other assets or other liabilities. Netting is allocated to the derivative products based on the net fair value of each product.

(b)	Includes $640 million in Level 2 that was included in the former Grantor Trust.

(c)	Includes certain interests in securitizations.

(d)	Includes seed capital, private equity investments and other assets.

Assets measured at fair value on a recurring basis at Dec. 31, 2018					Total carrying value
(dollars in millions)	Level 1	Level 2	Level 3	Netting (a)
Available-for-sale securities:
Agency RMBS	$—	$25,308	$—	$—	$25,308
U.S. Treasury	20,076	—	—	—	20,076
Sovereign debt/sovereign guaranteed	6,613	4,137	—	—	10,750
Agency commercial MBS	—	9,691	—	—	9,691
CLOs	—	3,364	—	—	3,364
Supranational	—	2,984	—	—	2,984
Foreign covered bonds	—	2,878	—	—	2,878
State and political subdivisions	—	2,247	—	—	2,247
Other ABS	—	1,773	—	—	1,773
U.S. government agencies	—	1,657	—	—	1,657
Non-agency commercial MBS	—	1,464	—	—	1,464
Non-agency RMBS (b)	—	1,325	—	—	1,325
Foreign government agencies	—	1,161	—	—	1,161
Corporate bonds	—	1,054	—	—	1,054
Other debt securities	—	77	—	—	77
Total available-for-sale securities	26,689	59,120	—	—	85,809
Trading assets:
Debt instruments	801	2,594	—	—	3,395
Equity instruments (c)	1,114	—	—	—	1,114
Derivative assets not designated as hedging:
Interest rate	7	3,583	—	(2,202)	1,388
Foreign exchange	—	4,807	—	(3,724)	1,083
Equity and other contracts	9	59	—	(13)	55
Total derivative assets not designated as hedging	16	8,449	—	(5,939)	2,526
Total trading assets	1,931	11,043	—	(5,939)	7,035
Other assets:
Derivative assets designated as hedging:
Interest rate	—	23	—	—	23
Foreign exchange	—	266	—	—	266
Total derivative assets designated as hedging	—	289	—	—	289
Other assets (d)	68	170	—	—	238
Assets measured at NAV (d)					215
Subtotal assets of operations at fair value	28,688	70,622	—	(5,939)	93,586
Percentage of assets of operations prior to netting	29%	71%	—%
Assets of consolidated investment management funds	210	253	—	—	463
Total assets	$28,898	$70,875	$—	$(5,939)	$94,049
Percentage of total assets prior to netting	29%	71%	—%

Liabilities measured at fair value on a recurring basis at Dec. 31, 2018					Total carrying value
(dollars in millions)	Level 1	Level 2	Level 3	Netting (a)
Trading liabilities:
Debt instruments	$1,006	$118	$—	$—	$1,124
Equity instruments	75	—	—	—	75
Derivative liabilities not designated as hedging:
Interest rate	12	3,104	—	(2,508)	608
Foreign exchange	—	5,215	—	(3,626)	1,589
Equity and other contracts	1	118	—	(36)	83
Total derivative liabilities not designated as hedging	13	8,437	—	(6,170)	2,280
Total trading liabilities	1,094	8,555	—	(6,170)	3,479
Long-term debt (c)	—	371	—	—	371
Other liabilities – derivative liabilities designated as hedging:
Interest rate	—	74	—	—	74
Foreign exchange	—	14	—	—	14
Total other liabilities – derivative liabilities designated as hedging	—	88	—	—	88
Subtotal liabilities of operations at fair value	1,094	9,014	—	(6,170)	3,938
Percentage of liabilities of operations prior to netting	11%	89%	—%
Liabilities of consolidated investment management funds	2	—	—	—	2
Total liabilities	$1,096	$9,014	$—	$(6,170)	$3,940
Percentage of total liabilities prior to netting	11%	89%	—%

(a)
ASC 815, Derivatives and Hedging, permits the netting of derivative receivables and derivative payables under legally enforceable master netting agreements and permits the netting of cash collateral. Netting is applicable to derivatives not designated as hedging instruments included in trading assets or trading liabilities and derivatives designated as hedging instruments included in other assets or other liabilities. Netting is allocated to the derivative products based on the net fair value of each product.

(b)	Includes $832 million in Level 2 that was included in the former Grantor Trust.

(c)	Includes certain interests in securitizations.
(d)
Includes seed capital, private equity investments and other assets.

Details Of Certain Items Measured At Fair Value on Recurring Basis

Details of certain available-for-sale securities measured at fair value on a recurring basis	Dec. 31, 2019						Dec. 31, 2018
	Total carrying value		Ratings (a)				Total carrying value		Ratings (a)
			AAA/ AA-	A+/ A-	BBB+/ BBB-	BB+ and lower			AAA/ AA-	A+/ A-	BBB+/ BBB-	BB+ and lower
(dollars in millions)		(b)						(b)
Non-agency RMBS (c), originated in:
2007-2019	$464		55%	1%	—%	44%	$315		15%	2%	3%	80%
2006	291		—	21	—	79	363		—	19	—	81
2005	305		5	2	8	85	396		9	1	7	83
2004 and earlier	173		22	24	4	50	251		16	24	11	49
Total non-agency RMBS	$1,233		25%	9%	3%	63%	$1,325		9%	11%	5%	75%
Non-agency commercial MBS originated in:
2009-2019	$2,178		98%	2%	—%	—%	$1,464		96%	4%	—%	—%
Foreign covered bonds:
Canada	$1,798		100%	—%	—%	—%	$1,524		100%	—%	—%	—%
UK	984		100	—	—	—	529		100	—	—	—
Australia	431		100	—	—	—	333		100	—	—	—
Germany	357		100	—	—	—	—		—	—	—	—
Norway	287		100	—	—	—	150		100	—	—	—
Other	340		100	—	—	—	342		100	—	—	—
Total foreign covered bonds	$4,197		100%	—%	—%	—%	$2,878		100%	—%	—%	—%
Sovereign debt/sovereign guaranteed:
UK	$3,318		100%	—%	—%	—%	$2,153		100%	—%	—%	—%
Germany	1,997		100	—	—	—	1,826		100	—	—	—
Spain	1,453		—	6	94	—	1,365		—	—	100	—
France	1,272		100	—	—	—	1,548		100	—	—	—
Italy	1,260		—	—	100	—	939		—	—	100	—
Netherlands	791		100	—	—	—	875		100	—	—	—
Singapore	742		100	—	—	—	165		100	—	—	—
Hong Kong	411		100	—	—	—	450		100	—	—	—
Ireland	301		—	100	—	—	625		—	100	—	—
Other (d)	1,101		62	26	—	12	804		87	—	—	13
Total sovereign debt/sovereign guaranteed	$12,646		73%	5%	21%	1%	$10,750		72%	6%	21%	1%
Foreign government agencies:
Germany	$1,131		100%	—%	—%	—%	$401		100%	—%	—%	—%
Netherlands	678		100	—	—	—	461		100	—	—	—
Finland	245		100	—	—	—	185		100	—	—	—
Other	589		78	22	—	—	114		100	—	—	—
Total foreign government agencies	$2,643		95%	5%	—%	—%	$1,161		100%	—%	—%	—%

(a)	Represents ratings by S&P or the equivalent.

(b)
At Dec. 31, 2019 and Dec. 31, 2018, sovereign debt/sovereign guaranteed securities were included in Level 1 and Level 2 in the valuation hierarchy. All other assets in the table are Level 2 assets in the valuation hierarchy.

(c)	Includes $640 million at Dec. 31, 2019 and $832 million at Dec. 31, 2018 that were included in the former Grantor Trust.

(d)	Includes non-investment grade sovereign debt/sovereign guaranteed securities related to Brazil of $134 million at Dec. 31, 2019 and $107 million at Dec. 31, 2018.

Assets Measured at Fair Value on Nonrecurring Basis
The following table presents the financial instruments carried on the consolidated balance sheet by caption and level in the fair value hierarchy as of Dec. 31, 2019 and Dec. 31, 2018.

Assets measured at fair value on a nonrecurring basis	Dec. 31, 2019				Dec. 31, 2018
				Total carrying value				Total carrying value
(in millions)	Level 1	Level 2	Level 3		Level 1	Level 2	Level 3
Loans (a)	$—	$58	$—	$58	$—	$64	$4	$68
Other assets (b)	—	64	—	64	—	57	—	57
Total assets at fair value on a nonrecurring basis	$—	$122	$—	$122	$—	$121	$4	$125

(a)
The fair value of these loans decreased $1 million in both 2019 and 2018, based on the fair value of the underlying collateral, as required by guidance in ASC 310, Receivables, with an offset to the allowance for credit losses.

(b)
Includes non-readily marketable equity securities carried at cost with upward or downward adjustments and other assets received in satisfaction of debt.

Summary of Financial Instruments Not Carried at Fair Value
The following tables present the estimated fair value and the carrying amount of financial instruments not carried at fair value on the consolidated balance sheet at Dec. 31, 2019 and Dec. 31, 2018, by caption on the consolidated balance sheet and by the valuation hierarchy.

Summary of financial instruments	Dec. 31, 2019
(in millions)	Level 1	Level 2	Level 3	Total estimated fair value	Carrying amount
Assets:
Interest-bearing deposits with the Federal Reserve and other central banks	$—	$95,042	$—	$95,042	$95,042
Interest-bearing deposits with banks	—	14,832	—	14,832	14,811
Federal funds sold and securities purchased under resale agreements	—	30,182	—	30,182	30,182
Securities held-to-maturity	4,630	30,175	—	34,805	34,483
Loans (a)	—	54,194	—	54,194	53,718
Other financial assets	4,830	1,233	—	6,063	6,063
Total	$9,460	$225,658	$—	$235,118	$234,299
Liabilities:
Noninterest-bearing deposits	$—	$57,630	$—	$57,630	$57,630
Interest-bearing deposits	—	200,846	—	200,846	201,836
Federal funds purchased and securities sold under repurchase agreements	—	11,401	—	11,401	11,401
Payables to customers and broker-dealers	—	18,758	—	18,758	18,758
Commercial paper	—	3,959	—	3,959	3,959
Borrowings	—	917	—	917	917
Long-term debt	—	27,858	—	27,858	27,114
Total	$—	$321,369	$—	$321,369	$321,615

(a)	Does not include the leasing portfolio.

Summary of financial instruments	Dec. 31, 2018
(in millions)	Level 1	Level 2	Level 3	Total estimated fair value	Carrying amount
Assets:
Interest-bearing deposits with the Federal Reserve and other central banks	$—	$67,988	$—	$67,988	$67,988
Interest-bearing deposits with banks	—	14,168	—	14,168	14,148
Federal funds sold and securities purchased under resale agreements	—	46,795	—	46,795	46,795
Securities held-to-maturity	5,512	27,790	—	33,302	33,982
Loans (a)	—	55,142	—	55,142	55,161
Other financial assets	5,864	1,383	—	7,247	7,247
Total	$11,376	$213,266	$—	$224,642	$225,321
Liabilities:
Noninterest-bearing deposits	$—	$70,783	$—	$70,783	$70,783
Interest-bearing deposits	—	165,914	—	165,914	167,995
Federal funds purchased and securities sold under repurchase agreements	—	14,243	—	14,243	14,243
Payables to customers and broker-dealers	—	19,731	—	19,731	19,731
Commercial paper	—	1,939	—	1,939	1,939
Borrowings	—	3,584	—	3,584	3,584
Long-term debt	—	28,347	—	28,347	28,792
Total	$—	$304,541	$—	$304,541	$307,067

(a)	Does not include the leasing portfolio.